Segment Information (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Adjustments to reconcile to consolidated depreciation and amortization, Adjustments for non-wholly-owned entities	$ 20.0	$ 25.5	$ 60.3	$ 76.7	$ 101.1	$ 115.1	$ 107.2
Adjustments to reconcile to consolidated depreciation and amortization, Amortization of initial payments for new contracts	10.4	12.0	30.7	33.7	44.5	42.5	38.6
Total consolidated depreciation and amortization	301.4	326.9	908.1	1,004.1	1,330.9	1,344.2	1,526.0
Total reported segments
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Depreciation and amortization	261.6	279.0	782.4	860.2	1,140.2	1,141.5	1,329.0
All Other and Corporate
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Depreciation and amortization	9.4	10.4	34.7	33.5	45.1	45.1	51.2
Totals
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Depreciation and amortization	$ 271.0	$ 289.4	$ 817.1	$ 893.7	$ 1,185.3	$ 1,186.6	$ 1,380.2